Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Income taxes paid, net	$ 304,000,000	$ (6,000,000)	$ 17,000,000
Income tax loss carryforwards	1,800,000,000
Losses on acquisition	73,000,000
Total losses	1,000,000,000
Expiry date of losses	Between 2012 and 2031
Valuation allowances released	(78,000,000)	(3,000,000)
Remaining valuation allowances	80,000,000
Gross unrecognized tax benefits	252,000,000	257,000,000	243,000,000
Recognized tax benefits	222,000,000	186,000,000
Interest and penalties, on the unrecognized tax benefits	42,000,000	45,000,000
Reserves for interest and penalties	3,000,000
Decrease in gross unrecognized tax benefit	93,000,000
Decrease in recognized tax benefits	$ 84,000,000